Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 1,066	$ 318	$ 219
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	262	85	29
Selling and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	50	15	9
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 754	$ 218	$ 181